RETIREMENT BENEFITS - Fair Value Disclosure (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
U.S. pension and postretirement benefit plans
Defined Benefit Plan Disclosure
Other investment liabilities	$ (562)	$ (525)
Total net assets	12,492	12,303
U.S. pension and postretirement benefit plans | Level 1
Defined Benefit Plan Disclosure
Other investment liabilities	(9)	(10)
U.S. pension and postretirement benefit plans | Level 2
Defined Benefit Plan Disclosure
Other investment liabilities	(553)	(515)
U.S. pension and postretirement benefit plans | Level 3
Defined Benefit Plan Disclosure
Other investment liabilities	0	0
U.S. pension and postretirement benefit plans | U.S. equity
Defined Benefit Plan Disclosure
Total assets	639	694
U.S. pension and postretirement benefit plans | U.S. equity | Level 1
Defined Benefit Plan Disclosure
Total assets	639	694
U.S. pension and postretirement benefit plans | U.S. equity | Level 2
Defined Benefit Plan Disclosure
Total assets	0	0
U.S. pension and postretirement benefit plans | U.S. equity | Level 3
Defined Benefit Plan Disclosure
Total assets	0	0
U.S. pension and postretirement benefit plans | Non-U.S. equity
Defined Benefit Plan Disclosure
Total assets	773	816
U.S. pension and postretirement benefit plans | Non-U.S. equity | Level 1
Defined Benefit Plan Disclosure
Total assets	773	816
U.S. pension and postretirement benefit plans | Non-U.S. equity | Level 2
Defined Benefit Plan Disclosure
Total assets	0	0
U.S. pension and postretirement benefit plans | Non-U.S. equity | Level 3
Defined Benefit Plan Disclosure
Total assets	0	0
U.S. pension and postretirement benefit plans | Mutual funds
Defined Benefit Plan Disclosure
Total assets	216	223
U.S. pension and postretirement benefit plans | Mutual funds | Level 1
Defined Benefit Plan Disclosure
Total assets	216	223
U.S. pension and postretirement benefit plans | Mutual funds | Level 2
Defined Benefit Plan Disclosure
Total assets	0	0
U.S. pension and postretirement benefit plans | Mutual funds | Level 3
Defined Benefit Plan Disclosure
Total assets	0	0
U.S. pension and postretirement benefit plans | Commingled funds
Defined Benefit Plan Disclosure
Total assets	866	915
U.S. pension and postretirement benefit plans | Commingled funds | Level 1
Defined Benefit Plan Disclosure
Total assets	0	0
U.S. pension and postretirement benefit plans | Commingled funds | Level 2
Defined Benefit Plan Disclosure
Total assets	866	915
U.S. pension and postretirement benefit plans | Commingled funds | Level 3
Defined Benefit Plan Disclosure
Total assets	0	0
U.S. pension and postretirement benefit plans | Debt securities
Defined Benefit Plan Disclosure
Total assets	4,142	3,933
U.S. pension and postretirement benefit plans | Debt securities | Level 1
Defined Benefit Plan Disclosure
Total assets	1,297	1,172
U.S. pension and postretirement benefit plans | Debt securities | Level 2
Defined Benefit Plan Disclosure
Total assets	2,845	2,761
U.S. pension and postretirement benefit plans | Debt securities | Level 3
Defined Benefit Plan Disclosure
Total assets	0	0
U.S. pension and postretirement benefit plans | Annuity contracts
Defined Benefit Plan Disclosure
Total assets	3	27
U.S. pension and postretirement benefit plans | Annuity contracts | Level 1
Defined Benefit Plan Disclosure
Total assets	0	0
U.S. pension and postretirement benefit plans | Annuity contracts | Level 2
Defined Benefit Plan Disclosure
Total assets	0	0
U.S. pension and postretirement benefit plans | Annuity contracts | Level 3
Defined Benefit Plan Disclosure
Total assets	3	27	$ 59
U.S. pension and postretirement benefit plans | Derivatives
Defined Benefit Plan Disclosure
Total assets	551	527
U.S. pension and postretirement benefit plans | Derivatives | Level 1
Defined Benefit Plan Disclosure
Total assets	8	6
U.S. pension and postretirement benefit plans | Derivatives | Level 2
Defined Benefit Plan Disclosure
Total assets	543	521
U.S. pension and postretirement benefit plans | Derivatives | Level 3
Defined Benefit Plan Disclosure
Total assets	0	0
U.S. pension and postretirement benefit plans | Other investments
Defined Benefit Plan Disclosure
Total assets	2	147
U.S. pension and postretirement benefit plans | Other investments | Level 1
Defined Benefit Plan Disclosure
Total assets	0	0
U.S. pension and postretirement benefit plans | Other investments | Level 2
Defined Benefit Plan Disclosure
Total assets	0	0
U.S. pension and postretirement benefit plans | Other investments | Level 3
Defined Benefit Plan Disclosure
Total assets	2	147	161
U.S. pension and postretirement benefit plans | Total investments
Defined Benefit Plan Disclosure
Total assets	7,192	7,282
Net investments at fair value	7,888	7,959
Plan assets valued at NAV			2,496
U.S. pension and postretirement benefit plans | Total investments | Level 1
Defined Benefit Plan Disclosure
Total assets	2,933	2,911
Net investments at fair value	2,943	3,039
U.S. pension and postretirement benefit plans | Total investments | Level 2
Defined Benefit Plan Disclosure
Total assets	4,254	4,197
Net investments at fair value	4,940	4,746
U.S. pension and postretirement benefit plans | Total investments | Level 3
Defined Benefit Plan Disclosure
Total assets	5	174	220
Net investments at fair value	5	174
U.S. pension and postretirement benefit plans | Cash and short-term investments
Defined Benefit Plan Disclosure
Total assets	1,258	1,202
U.S. pension and postretirement benefit plans | Cash and short-term investments | Level 1
Defined Benefit Plan Disclosure
Total assets	19	138
U.S. pension and postretirement benefit plans | Cash and short-term investments | Level 2
Defined Benefit Plan Disclosure
Total assets	1,239	1,064
U.S. pension and postretirement benefit plans | Cash and short-term investments | Level 3
Defined Benefit Plan Disclosure
Total assets	0	0
U.S. pension and postretirement benefit plans | Other investment receivables
Defined Benefit Plan Disclosure
Plan assets valued at NAV	100	18
U.S. pension and postretirement benefit plans | Securities
Defined Benefit Plan Disclosure
Plan assets valued at NAV	4,504	4,326
Non U S Pension And Postretirement Benefit Plans
Defined Benefit Plan Disclosure
Other investment liabilities	(961)	(690)
Total net assets	7,162	7,237
Non U S Pension And Postretirement Benefit Plans | Level 1
Defined Benefit Plan Disclosure
Other investment liabilities	(1)	0
Non U S Pension And Postretirement Benefit Plans | Level 2
Defined Benefit Plan Disclosure
Other investment liabilities	(960)	(690)
Non U S Pension And Postretirement Benefit Plans | Level 3
Defined Benefit Plan Disclosure
Other investment liabilities	0	0
Non U S Pension And Postretirement Benefit Plans | U.S. equity
Defined Benefit Plan Disclosure
Total assets	15	16
Non U S Pension And Postretirement Benefit Plans | U.S. equity | Level 1
Defined Benefit Plan Disclosure
Total assets	4	5
Non U S Pension And Postretirement Benefit Plans | U.S. equity | Level 2
Defined Benefit Plan Disclosure
Total assets	11	11
Non U S Pension And Postretirement Benefit Plans | U.S. equity | Level 3
Defined Benefit Plan Disclosure
Total assets	0	0
Non U S Pension And Postretirement Benefit Plans | Non-U.S. equity
Defined Benefit Plan Disclosure
Total assets	262	343
Non U S Pension And Postretirement Benefit Plans | Non-U.S. equity | Level 1
Defined Benefit Plan Disclosure
Total assets	87	74
Non U S Pension And Postretirement Benefit Plans | Non-U.S. equity | Level 2
Defined Benefit Plan Disclosure
Total assets	174	222
Non U S Pension And Postretirement Benefit Plans | Non-U.S. equity | Level 3
Defined Benefit Plan Disclosure
Total assets	1	47	48
Non U S Pension And Postretirement Benefit Plans | Mutual funds
Defined Benefit Plan Disclosure
Total assets	2,751	2,935
Non U S Pension And Postretirement Benefit Plans | Mutual funds | Level 1
Defined Benefit Plan Disclosure
Total assets	2,345	2,935
Non U S Pension And Postretirement Benefit Plans | Mutual funds | Level 2
Defined Benefit Plan Disclosure
Total assets	406	0
Non U S Pension And Postretirement Benefit Plans | Mutual funds | Level 3
Defined Benefit Plan Disclosure
Total assets	0	0
Non U S Pension And Postretirement Benefit Plans | Commingled funds
Defined Benefit Plan Disclosure
Total assets	22	26
Non U S Pension And Postretirement Benefit Plans | Commingled funds | Level 1
Defined Benefit Plan Disclosure
Total assets	22	26
Non U S Pension And Postretirement Benefit Plans | Commingled funds | Level 2
Defined Benefit Plan Disclosure
Total assets	0	0
Non U S Pension And Postretirement Benefit Plans | Commingled funds | Level 3
Defined Benefit Plan Disclosure
Total assets	0	0
Non U S Pension And Postretirement Benefit Plans | Debt securities
Defined Benefit Plan Disclosure
Total assets	4,619	4,215
Non U S Pension And Postretirement Benefit Plans | Debt securities | Level 1
Defined Benefit Plan Disclosure
Total assets	3,406	2,995
Non U S Pension And Postretirement Benefit Plans | Debt securities | Level 2
Defined Benefit Plan Disclosure
Total assets	1,206	1,215
Non U S Pension And Postretirement Benefit Plans | Debt securities | Level 3
Defined Benefit Plan Disclosure
Total assets	7	5	6
Non U S Pension And Postretirement Benefit Plans | Real estate
Defined Benefit Plan Disclosure
Total assets	4	4
Non U S Pension And Postretirement Benefit Plans | Real estate | Level 1
Defined Benefit Plan Disclosure
Total assets	0	0
Non U S Pension And Postretirement Benefit Plans | Real estate | Level 2
Defined Benefit Plan Disclosure
Total assets	3	3
Non U S Pension And Postretirement Benefit Plans | Real estate | Level 3
Defined Benefit Plan Disclosure
Total assets	1	1	0
Non U S Pension And Postretirement Benefit Plans | Annuity contracts
Defined Benefit Plan Disclosure
Total assets	37	42
Non U S Pension And Postretirement Benefit Plans | Annuity contracts | Level 1
Defined Benefit Plan Disclosure
Total assets	0	0
Non U S Pension And Postretirement Benefit Plans | Annuity contracts | Level 2
Defined Benefit Plan Disclosure
Total assets	1	1
Non U S Pension And Postretirement Benefit Plans | Annuity contracts | Level 3
Defined Benefit Plan Disclosure
Total assets	36	41	32
Non U S Pension And Postretirement Benefit Plans | Derivatives
Defined Benefit Plan Disclosure
Total assets	43
Non U S Pension And Postretirement Benefit Plans | Derivatives | Level 1
Defined Benefit Plan Disclosure
Total assets	0
Non U S Pension And Postretirement Benefit Plans | Derivatives | Level 2
Defined Benefit Plan Disclosure
Total assets	43
Non U S Pension And Postretirement Benefit Plans | Derivatives | Level 3
Defined Benefit Plan Disclosure
Total assets	0
Non U S Pension And Postretirement Benefit Plans | Other investments
Defined Benefit Plan Disclosure
Total assets	160	164
Non U S Pension And Postretirement Benefit Plans | Other investments | Level 1
Defined Benefit Plan Disclosure
Total assets	1	1
Non U S Pension And Postretirement Benefit Plans | Other investments | Level 2
Defined Benefit Plan Disclosure
Total assets	0	0
Non U S Pension And Postretirement Benefit Plans | Other investments | Level 3
Defined Benefit Plan Disclosure
Total assets	159	163	165
Non U S Pension And Postretirement Benefit Plans | Total investments
Defined Benefit Plan Disclosure
Total assets	7,913	7,745
Net investments at fair value	7,070	7,130
Plan assets valued at NAV			5
Non U S Pension And Postretirement Benefit Plans | Total investments | Level 1
Defined Benefit Plan Disclosure
Total assets	5,865	6,036
Net investments at fair value	5,980	6,109
Non U S Pension And Postretirement Benefit Plans | Total investments | Level 2
Defined Benefit Plan Disclosure
Total assets	1,844	1,452
Net investments at fair value	886	764
Non U S Pension And Postretirement Benefit Plans | Total investments | Level 3
Defined Benefit Plan Disclosure
Total assets	204	257	$ 251
Net investments at fair value	204	257
Non U S Pension And Postretirement Benefit Plans | Cash and short-term investments
Defined Benefit Plan Disclosure
Total assets	118	75
Non U S Pension And Postretirement Benefit Plans | Cash and short-term investments | Level 1
Defined Benefit Plan Disclosure
Total assets	116	73
Non U S Pension And Postretirement Benefit Plans | Cash and short-term investments | Level 2
Defined Benefit Plan Disclosure
Total assets	2	2
Non U S Pension And Postretirement Benefit Plans | Cash and short-term investments | Level 3
Defined Benefit Plan Disclosure
Total assets	0	0
Non U S Pension And Postretirement Benefit Plans | Securities
Defined Benefit Plan Disclosure
Plan assets valued at NAV	92	107
U.S. Pension Plans
Defined Benefit Plan Disclosure
Total net assets	$ 12,363	$ 12,137
Allocable interest (as a percent)	99.00%	98.60%
U.S. Postretirement Benefit Plans
Defined Benefit Plan Disclosure
Total net assets	$ 129	$ 166
Allocable interest (as a percent)	1.00%	1.40%